Note 5 - Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Current:
Federal	$1,761	$(144)	$3,992	$3,528
State	(733)	2	173	553
Foreign	115	115	230	230
Total current income tax provision (benefit)	1,143	(27)	4,395	4,311

Deferred income tax provision (benefit)	(7,938)	720	(3,775)	3,697
Total income tax provision (benefit)	$(6,795)	$693	$620	$8,008

	2012	2011	2010
Current:
Federal	$7,411	$3,823	$10,063
State	(325)	752	6,694
Foreign	459	459	459
Total current income tax provision	7,545	5,034	17,216
Federal and state deferred income tax (benefit) provision	1,334	76,944	(140,748)
Total income tax (benefit) provision	$8,879	$81,978	$(123,532)

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2012	2011	2010
Domestic	$37,025	$244,833	$(66,348)
Foreign	(13,192)	(11,691)	(8,201)
Total	$23,833	$233,142	$(74,549)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2012		2011		2010
Computed “statutory” (benefit) provision	$8,342	35%	$81,600	35%	$(26,092)	(35)%
Percentage depletion	(5,575)	(24)	(13,751)	(6)	(8,858)	(12)
Net increase (utilization) of U.S. and foreign tax loss carryforwards	3,837	16	3,822	2	2,713	3
Change in valuation allowance other than utilization	—	—	—	—	(88,069)	(118)
State taxes, net of federal taxes	1,110	5	10,890	5	(4,717)	(6)
Effect of U.S. AMT, foreign taxes other	1,165	5	(583)	(1)	1,491	2
	$8,879	37%	$81,978	35%	$(123,532)	(13)%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2012	2011
Deferred tax assets:
Accrued reclamation costs	$45,653	$62,225
Deferred exploration	32,396	18,585
Foreign net operating losses	20,247	20,234
Federal net operating losses	44,146	47,875
State net operating losses	668	2,445
AMT credit carryforwards	24,603	15,210
Pension and benefit obligation	12,488	9,940
Miscellaneous	17,437	16,002
Total deferred tax assets	197,638	192,516
Valuation allowance	(23,030)	(22,895)
Total deferred tax assets	174,608	169,621
Deferred tax liabilities:
Unrealized gain on derivatives contracts	(1,262)	(13,293)
Properties, plants and equipment	(57,583)	(40,490)
Total deferred tax liabilities	(58,845)	(53,783)
Net deferred tax asset	$115,763	$115,838

Summary of Positions for which Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Table Text Block]
	2,012	2,011	2,010
Balance at beginning of year	$(22,895)	$(19,073)	$(104,429)
Increase related to non-utilization of net operating loss carryforwards and non-recognition of deferred tax assets due to uncertainty of recovery	(3,837)	(3,822)	(2,713)
Decrease related to net recognition of deferred tax assets	—	—	88,069
Decrease related to utilization and expiration of deferred tax assets, other	3,702	—	—
Balance at end of year	$(23,030)	$(22,895)	$(19,073)